Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

15. SEGMENT INFORMATION

     Our operations include four reportable operating segments. These operating segments reflect the way we internally report the financial information used to make decisions and allocate resources in connection with our operations. We evaluate the performance of our operating segments based on EBITDA, which represents operating income plus, depreciation, amortization and accretion expense.

     Our reportable segments reflect the primary geographic areas in which we operate and consist of Barnett, Fayetteville, Granite Wash and Marcellus, all of which are located within the United States. Our reportable segments are engaged in the gathering, processing, treating, compression, transportation and sales of natural gas and delivery of NGLs. Our Other operating segment consists of those operating segments or reporting units that did not meet quantitative reporting thresholds.

     As of December 31, 2012, we managed 849 miles of natural gas gathering pipelines and approximately 259,000 hp of compression equipment. For the years ended December 31, 2012, 2011 and 2010, one of our customers in the Barnett segment, which is a related party, accounted for 47%, 64% and 93% of our total revenues. In addition, in our Fayetteville and Marcellus segments, one customer in each respective segment accounted for 11% of our total revenues for the year ended December 31, 2012.

The following table is a reconciliation of Net Income to EBITDA (In thousands):

	For the Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
Add:
Interest and debt expense	35,765	27,617	13,550
Income tax expense (benefit)	1,206	1,251	(550)
Depreciation, amortization and accretion expense	51,908	33,812	22,359
EBITDA	$127,768	$107,683	$70,231

     The following tables reflect our segment results as of and for the years ended December 31, 2012, 2011 and 2010 (In thousands):

	Year Ended December 31, 2012
			Granite
	Barnett (1)	Fayetteville	Wash	Marcellus (2)	Other	Corporate	Total
Operating revenues	$20,396	$27,498	$39,450	$25,502	$12,874	$—	$125,720
Operating revenues - related party	112,637	—	1,106	—	—	—	113,743
Product purchases	125	523	20,543	—	2,662	—	23,853
Product purchases - related party	—	—	15,152	—	—	—	15,152
Operations and maintenance expense	26,881	8,537	2,250	2,491	2,949	—	43,108
General and administrative expense	—	—	—	—	—	29,582	29,582
EBITDA	$106,027	$18,438	$2,611	$23,011	$7,263	$(29,582)	$127,768
Goodwill	$—	$76,767	$14,211	$—	$4,053	$—	$95,031
Total assets	$618,647	$300,593	$80,876	$505,816	$81,862	$22,675	$1,610,469
Capital expenditures	$13,903	$10,954	$4,787	$17,079	$4,797	$1,052	$52,572

(1) Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.

(2) Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.

			Year Ended December 31, 2011

			Granite
	Barnett	Fayetteville (1)	Wash (1)	Marcellus	Other (2)	(3)	Corporate	Total
Operating revenues	$8,859	$20,800	$38,213	$—	$6,723		$—	$74,595
Operating revenues - related party	131,225	—	—	—	—		—	131,225
Product purchases	—	1,302	33,245	—	4,240		—	38,787
Operations and maintenance expense	25,147	8,992	1,499	—	665		—	36,303
General and administrative expense	—	—	—	—	—		24,153	24,153
Gain from exchange of property, plant and equipment	—	—	—	—	—		1,106	1,106
EBITDA	$114,937	$10,506	$3,469	$—	$1,818		$(23,047)	$107,683
Goodwill	$—	$76,767	$16,861	$—	$—		$—	$93,628
Total assets	$545,656	$300,338	$77,313	$—	$85,307		$18,278	$1,026,892
Capital expenditures	$19,999	$17,757	$7,960	$—	$2,041		$648	$48,405

(1) Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.

(2) Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.

(3) Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.

	Year Ended December 31, 2010
			Granite
	Barnett	Fayetteville	Wash	Marcellus	Other	Corporate	Total
Operating revenues	$8,355	$—	$—	$—	$—	$—	$8,355
Operating revenues - related party	105,235	—	—	—	—	—	105,235
Operations and maintenance expense	25,702	—	—	—	—	—	25,702
General and administrative expense	—	—	—	—	—	17,657	17,657
EBITDA	$87,888	$—	$—	$—	$—	$(17,657)	$70,231
Total assets	$557,163	$—	$—	$—	$—	$13,464	$570,627
Capital expenditures	$69,069	$—	$—	$—	$—	$—	$69,069